Stock Options (Details Narrative) (10Q) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option issued to purchase common stock	1,760,821		275,000	135,000
Weighted Average Exercise Price, Granted	$ 0.51
Vesting period of shares granted	1 year 4 months 24 days
Options outstanding, intrinsic value	$ 1,000,000	$ 0	$ 0
Stock-based compensation, options vested	200,315	$ 149,556	286,248	$ 233,310
Unamortized cost of outstanding stock-based awards	$ 1,045,044		$ 345,000
Weighted average remaining vesting period	2 years		2 years
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option issued to purchase common stock	1,618,262
Weighted Average Exercise Price, Granted	$ 0.50
Option expiration years	10 years
Vesting period of shares granted	24 months
Option, volatility rate	126.34%
Option, discount rate	1.60%
Option, expected divident rate	0.00%
Option, expected term	6 years
Options outstanding, intrinsic value	$ 775,000
One Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option issued to purchase common stock	142,559
Weighted Average Exercise Price, Granted	$ 0.50
Option expiration years	10 years
Vesting period of shares granted	24 months
Option, volatility rate	126.34%
Option, discount rate	1.36%
Option, expected divident rate	0.00%
Option, expected term	10 years
Options outstanding, intrinsic value	$ 146,000
Two Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option issued to purchase common stock	142,559
Weighted Average Exercise Price, Granted	$ 0.96
Option expiration years	10 years
Vesting period of shares granted	24 months
Option, volatility rate	126.34%
Option, discount rate	1.36%
Option, expected divident rate	0.00%
Option, expected term	10 years
Options outstanding, intrinsic value	$ 146,000